Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Related Party Disclosures - Amounts Due From Affiliated Companies (Table)

	December 31, 2021	December 31, 2020
Navios Holdings (Parent)	$–	$75,077
Peers Business Inc. (Other related party)	(15,000)	–
Navios Shipmanagement Inc. (Other related party)	(384)	282
Total	$(15,384)	$75,359